RELATED PARTY TRANSACTIONS BALANCES	3 Months Ended
Mar. 31, 2025
Related Party Transactions Balances
RELATED PARTY TRANSACTIONS BALANCES

NOTE 8– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the three months ended March 31, 2025 and the three months ended March 31, 2024 is set out below:

	March 31, 2025	March 31, 2024
salary (cost of sales)	51,381	122,910
consulting (research and development)	32,148	30,488
consulting (professional fees)	42,933	40,963
share based payments	615,782	53,567
salary (general and administrative expenses)	398,591	213,343
	$1,140,835	$461,271

As at March 31, 2025, $961 was owed from shareholders of the company (December 31, 2024– $1,025). Amounts owed were recorded in accounts receivable are non-interest bearing and unsecured.

As at March 31, 2025, $165,504 was owed to directors of the Company (December 31, 2024– $233,691). Amounts due are non-interest bearing and unsecured.